TIMOTHY PLAN CONSERVATIVE GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Fair Value

TOTAL INVESTMENTS – 0.0% (Cost $0)	$ -
OTHER ASSETS IN EXCESS OF LIABILITIES - 100.0%	1,295,094
NET ASSETS - 100.0%	$ 1,295,094

TIMOTHY PLAN STRATEGIC GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Fair Value

TOTAL INVESTMENTS - 0.0% (Cost $0)	$ -
OTHER ASSETS IN EXCESS OF LIABILITIES – 100.0%	2,351,466
NET ASSETS - 100.0%	$ 2,351,466